SPECIAL TERMINATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SPECIAL TERMINATION ARRANGEMENTS
Summary of evolution during each period

	12/31/2019	12/31/2018
Balances at the beginning	609,302	1,025,488
Charged to profit or loss	527,901	125,547
Benefits paid to participants	(189,667)	(541,733)
Balances at closing	947,536	609,302